Consolidated Statements of Income (Parentheticals)		12 Months Ended
		Nov. 30, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Nov. 30, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares
Income Statement [Abstract]
Diluted	[1]	11,250,000	11,250,000	11,250,000	11,250,000
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.36	$ 0.05	$ 0.31	$ 1.04

[1]	Giving retroactive effect to the 10,000-for-1 share split effected on November 7, 2021.